Leases (Tables)	12 Months Ended
Mar. 30, 2025
Leases, Assets And Liabilities [Abstract]
Schedule of Changes in Right-of-Use Assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
April 2, 2023	396.7	44.9	58.4	500.0
Additions	29.8	0.2	2.7	32.7
Additions from business combinations (note 5)	—	1.2	—	1.2
Lease modifications	31.9	—	1.8	33.7
Derecognition on termination	(5.1)	(2.1)	(1.8)	(9.0)
Impact of foreign currency translation	(3.0)	—	(0.2)	(3.2)
March 31, 2024	450.3	44.2	60.9	555.4
Additions	53.8	—	3.9	57.7
Lease modifications	11.8	5.3	1.4	18.5
Derecognition on termination	(22.0)	—	(1.7)	(23.7)
Impact of foreign currency translation	26.5	0.1	1.4	28.0
March 30, 2025	520.4	49.6	65.9	635.9

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
April 2, 2023	171.1	20.6	16.5	208.2
Depreciation	63.8	5.5	7.3	76.6
Derecognition on termination	(5.1)	(2.1)	(1.8)	(9.0)
Impairment losses	1.0	—	—	1.0
Impact of foreign currency translation	(1.1)	—	(0.1)	(1.2)
March 31, 2024	229.7	24.0	21.9	275.6
Depreciation	70.5	5.6	8.2	84.3
Derecognition on termination	(19.9)	—	(0.5)	(20.4)
Impairment losses	1.5	—	—	1.5
Impact of foreign currency translation	13.9	—	0.8	14.7
March 30, 2025	295.7	29.6	30.4	355.7

Net book value
March 31, 2024	220.6	20.2	39.0	279.8
March 30, 2025	224.7	20.0	35.5	280.2

Schedule of Changes in and Classification of Lease Liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
April 2, 2023	259.2	27.7	47.9	334.8
Additions	29.7	0.2	2.3	32.2
Additions from business combinations (note 5)	—	1.2	—	1.2
Lease modifications	31.9	—	1.8	33.7
Principal payments	(63.0)	(5.3)	(0.9)	(69.2)
Impact of foreign currency translation	(2.1)	—	(0.1)	(2.2)
March 31, 2024	255.7	23.8	51.0	330.5
Additions	52.2	—	3.9	56.1
Lease modifications	11.7	5.4	1.4	18.5
Derecognition on termination	(2.7)	—	(1.2)	(3.9)
Principal payments	(71.4)	(6.0)	(8.3)	(85.7)
Impact of foreign currency translation	14.5	0.1	0.7	15.3
March 30, 2025	260.0	23.3	47.5	330.8
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	65.8	6.3	7.8	79.9
Non-current lease liabilities	189.9	17.5	43.2	250.6
March 31, 2024	255.7	23.8	51.0	330.5

Current lease liabilities	70.3	6.1	7.5	83.9
Non-current lease liabilities	189.7	17.2	40.0	246.9
March 30, 2025	260.0	23.3	47.5	330.8